Unaudited Condensed Consolidated Statements of Operations and Comprehensive (Loss) - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
REVENUES
Sale of medical devices	$ 894,768	$ 11,858,313
Tax and surcharges	(1,185)	(1,231)
Net Revenues	893,583	11,857,082
Cost of goods sold	854,753	10,731,201
Gross Profit	38,830	1,125,881
OPERATING EXPENSE
Sales and marketing		100,255
General and administrative	2,354,678	1,245,786
Total Operating Expenses	2,354,678	1,346,041
LOSS FROM CONTINUING OPERATIONS	(2,315,848)	(220,160)
OTHER INCOME (EXPENSE)
Other income	9,508	384,148
Other expense	(85,759)	(233,345)
Exchange (loss) gain	(646,569)	1,727,968
Total Other (Expense) Income, net	(722,820)	1,878,771
(LOSS) INCOME FROM CONTINUING OPERATION BEFORE INCOME TAXES	(3,038,668)	1,658,611
PROVISION FOR INCOME TAXES	24,869	11,746
NET (LOSS) INCOME FROM CONTINUING OPERATION	(3,063,537)	1,646,865
Net loss from discontinued operations, net of income taxes	(3,905)	(820,429)
Loss from disposal of discontinued operations, net of income taxes	(389,576)
Total loss from discontinued operations	(393,481)	(820,429)
NET (LOSS) INCOME	(3,457,018)	826,436
Less: net income attributable to non-controlling interest	639	16,098
NET (LOSS) INCOME ATTRIBUTABLE TO AKSO’S SHAREHOLDERS	(3,457,657)	810,338
NET (LOSS) INCOME	(3,457,018)	826,436
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	(51,025)	(3,181,964)
COMPREHENSIVE (LOSS)	(3,508,043)	(2,355,528)
Less: comprehensive (loss) income attributable to non-controlling interest	(6,147)	15,233
COMPREHENSIVE LOSS ATTRIBUTABLE TO AKSO’S SHAREHOLDERS	$ (3,501,896)	$ (2,370,761)
Basic (in Dollars per share)	$ (0.05)	$ 0.01
Diluted (in Dollars per share)	$ (0.05)	$ 0.01
Basic (in Shares)	68,598,050	68,598,050
Diluted (in Shares)	68,598,050	68,598,050